Acquisitions - Revenue Since Business Combination (Detail) - Cadillac Jack [Member] $ in Thousands	7 Months Ended
Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	$ 46,075
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	$ 17,133